Events after reporting period (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 02, 2021	Apr. 30, 2018	Jun. 30, 2021	May 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, exchange requests not yet settled			$ 13.7
Exchangeable Notes, net | Class A Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Debt convertible, redemption of principal amount percentage		100.00%	100.00%
Debt conversion, number of shares issued in initial exchange (shares)				12.2663
Borrowings Redemption | Exchangeable Notes, net
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, exchange requests not yet settled	$ 81.7
Borrowings, redemption principal amount	$ 270.5
Borrowings Redemption | Exchangeable Notes, net | Class A Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Debt convertible, redemption of principal amount percentage	100.00%
Debt conversion, number of shares issued in initial exchange (shares)	12.2686
Borrowings Redemption | Term Loan Facility Due October 2025
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings	$ 650.0